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DIRECT DIAL (212) 735-3688 DIRECT FAX (917) 777-3688	May 11, 2006

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Wyndham Worldwide
Registration Statement on Form 10 Filed May 11, 2006

Dear Sir or Madam:

Our client, Wyndham Worldwide Corporation, a Delaware corporation (“Wyndham Worldwide”), has submitted for filing under the Securities Exchange Act of 1934, as amended, a registration statement on Form 10 in connection with the proposed distribution to stockholders of Cendant Corporation (“Cendant”) of all of the shares of Wyndham Worldwide’s common stock. This filing is the second registration statement filed in connection with Cendant’s plan to separate into four, independent public companies. Wyndham Worldwide’s current affiliate, Realogy Corporation (“Realogy”), initially filed its registration statement on Form 10 on April 3, 2006 and filed an amendment to the Form 10 on May 9, 2006.

We wanted to take this opportunity to inform the staff of the Securities and Exchange Commission (the “Staff”) that common disclosures (other than business-specific disclosure) in the information statement filed as an exhibit to Wyndham Worldwide’s Form 10 are substantially the same as the corresponding disclosures included in Realogy’s information statement. In light of this and with a view toward simplifying and expediting the Wyndham Worldwide review process, Wyndham Worldwide has addressed in its information statement the applicable comments that Realogy received from the Staff in the comment letter, dated April 28, 2006, from Michael McTiernan, Esq. We look forward to working with you in connection with the review of Wyndham Worldwide’s Form 10.  If you have any questions, please feel free to contact me at (212) 735-3688.

May 11, 2006

Sincerely,

/s/ Daniel E. Wolf
Daniel E. Wolf

cc:	Scott G. McLester
Wyndham Worldwide Corporation
Executive Vice President and General Counsel
Seven Sylvan Way
Parsippany, New Jersey 07054

Eric J. Bock
Cendant Corporation
Executive Vice President, Law and Corporate Secretary
9 West 57th Street
37th Floor
New York, New York 10019